COMMITMENTS AND CONTINGENCIES (Details Narrative)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Commitments and Contingencies Disclosure [Abstract]
Material commitments or contingencies